Note 2 - Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about cost of sales [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Inventories at the beginning of the year	2,524,341	2,368,304	1,563,889
Increase in inventory due to business combinations	52,966	-	-
Plus: Charges of the year
Raw materials, energy, consumables and other	2,709,629	3,400,396	2,794,503
Services and fees	222,415	275,130	244,035
Labor cost	870,261	855,040	778,408
Depreciation of property, plant and equipment	428,791	432,497	383,490
Amortization of intangible assets	5,948	8,220	18,621
Depreciation of right-of-use assets	28,727	-	-
Maintenance expenses	284,758	185,782	183,370
Allowance for obsolescence	29,138	25,457	(12,917)
Taxes	100,738	133,308	18,542
Other	115,663	119,507	88,823
	4,849,034	5,435,337	4,496,875
Less: Inventories at the end of the year	(2,265,880)	(2,524,341)	(2,368,304)
From discontinued operations	-	-	(7,403)
	5,107,495	5,279,300	3,685,057